UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22937

                                 O'CONNOR EQUUS
               (Exact name of registrant as specified in charter)
                                    ________


                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
          (Address of Principal Executive Offices, including Zip Code)

                                 NICHOLAS VAGRA
                                UBS O'CONNOR LLC
                       ONE NORTH WACKER DRIVE, 32ND FLOOR
                            CHICAGO, ILLINOIS 60606
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                               SEAN GRABER, ESQ.
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-793-8637

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                    DATE OF REPORTING PERIOD: MARCH 31, 2015

ITEM 1.     REPORTS TO STOCKHOLDERS.



                                                                       O'CONNOR




O'CONNOR EQUUS

Semi-Annual Report
March 31, 2015



                                                                        Adviser:
                                                                UBS O'Connor LLC

O'C
March 31, 2015
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


Statement of Assets and Liabilities ........................................   1
Schedule of Investments ....................................................   2
Statement of Operations ....................................................   6
Statements of Changes in Net Assets ........................................   7
Notes to Financial Statements ..............................................   8
Financial Highlights .......................................................  16
Disclosure of Fund Expenses ................................................  17



O'Connor EQUUS files its complete schedule of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX:
(i) without charge, upon request, by calling 1-888-793-8637 and (ii) on the SEC's website at http://www.sec.gov.

O'C
As of March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $5,111,359) (Note 2) .............................  $     5,493,934
Cash .........................................................................        1,805,774
Deposits held with Broker ....................................................        4,133,341
Receivable for investment securities sold ....................................          200,463
Deferred offering costs ......................................................           97,314
Reimbursement receivable .....................................................           91,660
Dividends receivable .........................................................              529
Prepaid expenses .............................................................            3,031
                                                                                ---------------
      Total assets ...........................................................       11,826,046
                                                                                ---------------
LIABILITIES:
Securities sold short, at value (proceeds -- $3,676,438) (Note 2) ............        3,784,468
Payable for investment securities purchased ..................................          192,114
Payable for Fund shares redeemed .............................................           75,410
Unrealized depreciation on futures ...........................................           33,210
Dividend expense on securities sold short payable ............................            4,928
Payable due to Adviser .......................................................           82,873
Payable for administration fees (Note 3) .....................................           24,247
Chief compliance officer fees payable ........................................            6,658
Trustee fees payable .........................................................            5,012
Other accrued expenses .......................................................          175,196
                                                                                ----------------
      Total liabilities ......................................................        4,384,116
                                                                                ---------------
NET ASSETS ...................................................................  $     7,441,930
                                                                                ===============
NET ASSETS CONSIST OF:
  Paid-in capital ............................................................  $     7,636,540
  Accumulated net investment loss ............................................         (123,403)
  Accumulated net realized loss on investments and securities sold short .....         (312,542)
  Net unrealized appreciation on investments, securities sold short
    and futures contracts ....................................................          241,335
                                                                                ---------------
NET ASSETS ...................................................................  $     7,441,930
                                                                                ===============

NET ASSET VALUE PER SHARE
  CLASS A SHARES:
  $7,441,930/7,731 shares issued and outstanding* ............................  $        962.64
                                                                                ===============


* Net assets divided by shares do not calculate to the stated NAV because net assets and share amounts are shown rounded.


    The accompanying notes are an integral part of the financial statements.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
                                          LONG        SHORT        NET
                                          --------------------------------------
Information Technology .................. 29.2%       (6.0)%       23.2%
Industrials ............................. 19.7        (2.1)        17.6
Consumer Staples ........................  5.7        (0.8)         4.9
Materials ...............................  3.4         0.0          3.4
Financials ..............................  7.8        (4.9)         2.9
Health Care .............................  4.7        (3.2)         1.5
Consumer Discretionary ..................  3.4        (4.0)        (0.6)
Telecommunication Services ..............  0.0        (3.5)        (3.5)
Registered Investment Companies .........  0.0       (26.4)       (26.4)
                                                                  ------
Total ...................................                          23.0
                                                                  ------
Other Assets and Liabilities ............                          77.0
                                                                  ------
                                                                  100.0%
                                                                  ======
+ PERCENTAGES ARE BASED ON NET ASSETS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 73.9%
                                                SHARES               VALUE
                                                --------------------------------
CONSUMER DISCRETIONARY -- 3.4%
  Apollo Education Group, Cl A *(a) .......     4,817             $  91,138
  Pinnacle Entertainment *(a) ..............    4,426               159,734
                                                                  ---------
                                                                    250,872
                                                                  ---------
CONSUMER STAPLES -- 5.7%
  Herbalife *(a) ...........................    6,175               264,043
  Post Holdings *(a) .......................    3,392               158,881
                                                                  ---------
                                                                    422,924
                                                                  ---------
FINANCIALS -- 7.8%
  Charles Schwab (a) .......................   14,939               454,743
  Citizens Financial Group .................      442                10,666
  Redwood Trust++(a) ........................   6,258               111,830
                                                                  ---------
                                                                    577,239
                                                                  ---------
HEALTH CARE -- 4.7%
  HealthEquity * ...........................    1,466                36,635
  Humana (a) ...............................    1,181               210,242
  Inovalon Holdings * ......................    1,353                40,874
  Myriad Genetics * ........................    1,229                43,507
  Rockwell Medical * .......................    1,475                16,122
                                                                  ---------
                                                                    347,380
                                                                  ---------
INDUSTRIALS -- 19.7%
  American Airlines Group (a) ..............    7,304               385,505
  MRC Global * .............................    5,900                69,915



    The accompanying notes are an integral part of the financial statements.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                SHARES               VALUE
                                                --------------------------------
INDUSTRIALS -- CONTINUED
  Nielsen (a) ..............................   17,861            $  796,065
  Towers Watson . ..........................    1,319               174,352
  WESCO International * ....................      611                42,703
                                                                 ----------
                                                                  1,468,540
                                                                 ----------
INFORMATION TECHNOLOGY -- 29.2%
  Alliance Data Systems *(a) ...............    1,421               420,971
  CDK Global . .............................    1,513                70,748
  Cimpress NV *(a) .........................    3,681               310,603
  Citrix Systems *(a) ......................    2,470               157,759
  eBay *(a) ................................    7,411               427,466
  HomeAway * ...............................    2,470                74,520
  Micron Technology *(a) ...................   11,800               320,134
  Microsoft (a) ............................    3,397               138,105
  Ubiquiti Networks (a) ....................    6,175               182,471
  Xoom * ...................................    4,572                67,163
                                                                 ----------
                                                                  2,169,940
                                                                 ----------
MATERIALS -- 3.4%
  Ashland (a) ..............................    2,019               257,039
                                                                 ----------
  TOTAL COMMON STOCK
    (Cost $5,111,359) ......................                      5,493,934
                                                                 ----------
  TOTAL INVESTMENTS -- 73.9%
    (Cost $5,111,359) ......................                     $5,493,934
                                                                 ==========

SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
COMMON STOCK -- (24.5)%
CONSUMER DISCRETIONARY -- (4.0)%
  Starz * ..................................   (5,954)           $ (204,877)
  Time Warner . ............................   (1,062)              (89,675)
                                                                 -----------
                                                                   (294,552)
                                                                 -----------
CONSUMER STAPLES -- (0.8)%
  Avon Products ............................   (7,328)              (58,551)
                                                                 -----------
FINANCIALS -- (4.9)%
  McGraw Hill Financial ....................     (295)              (30,503)
  Moody's ..................................     (926)              (96,119)
  T Rowe Price Group . .....................   (2,959)             (239,620)
                                                                 -----------
                                                                   (366,242)
                                                                 -----------


    The accompanying notes are an integral part of the financial statements.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

--------------------------------------------------------------------------------
                                                SHARES               VALUE
                                                --------------------------------
HEALTH CARE -- (3.2)%
  UnitedHealth Group ......................    (1,402)           $ (165,843)
  Varian Medical Systems * ................      (737)              (69,344)
                                                                 -----------
                                                                   (235,187)
                                                                 -----------
INDUSTRIALS -- (2.1)%
  Avis Budget Group * .....................    (1,871)             (110,417)
  Generac Holdings * ......................    (1,019)              (49,615)
                                                                 -----------
                                                                   (160,032)
                                                                 -----------
INFORMATION TECHNOLOGY -- (6.0)%
  Accenture ...............................    (1,180)             (110,554)
  Apple ...................................      (472)              (58,731)
  Cree * ..................................    (3,393)             (120,418)
  MasterCard, Cl A ........................      (459)              (39,653)
  Taiwan Semiconductor Manufacturing ......    (3,658)              (85,890)
  Visa, Cl A ..............................      (488)              (31,920)
                                                                 -----------
                                                                   (447,166)
                                                                 -----------
TELECOMMUNICATION SERVICES -- (3.5)%
  AT&T . ..................................    (4,916)             (160,507)
  Verizon Communications ..................    (2,051)              (99,740)
                                                                 -----------
                                                                   (260,247)
                                                                 -----------
  TOTAL COMMON STOCK
    (Proceeds $1,770,476)                                        (1,821,977)
                                                                 -----------
REGISTERED INVESTMENT COMPANIES -- (26.4)%
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- (26.4)%
  iShares Russell 2000 ETF ................    (7,019)             (872,953)
  SPDR S&P 500 ETF Trust . ................    (5,278)           (1,089,538)
                                                                 -----------
  TOTAL REGISTERED INVESTMENT COMPANIES
    (Proceeds $1,905,962) .................                      (1,962,491)
                                                                 -----------
  TOTAL SECURITIES SOLD SHORT-- (50.3)%
    (Proceeds $3,676,438) .................                     $(3,784,468)
                                                                ============


    The accompanying notes are an integral part of the financial statements.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

The open futures contracts held by the Fund at March 31, 2015, are as follows:


                       NUMBER OF        EXPIRATION      NOTIONAL    UNREALIZED
TYPE OF CONTRACT     CONTRACTS SHORT       DATE         AMOUNT     DEPRECIATION
--------------------------------------------------------------------------------
Russell 2000 MINI        (3)             Jun-2015    $   (374,670)  $(11,610)
S&P 500 E-MINI          (15)             Jun-2015      (1,545,563)   (21,600)
                                                                    ---------
                                                                    $(33,210)
                                                                    =========

Percentages are based on Net Assets of $7,441,930.

*    Non-income producing security.
++   Real Estate Investment Trust
(a) All or a portion of the shares have been committed as collateral for open short positions.

Cl -- Class
ETF -- Exchange Traded Fund
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

The following is a summary of the level of inputs used as of March 31, 2015 in valuing the Fund's investments, liabilities and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities                  Level 1        Level 2          Level 3         Total
----------------------------------------------------------------------------------------------------
  Common Stock .....................   $ 5,493,934       $     --       $       --   $   5,493,934
                                       -----------       --------       ----------   -------------
Total Investments in Securities ....   $ 5,493,934       $     --       $       --   $   5,493,934
                                       ===========       ========       ==========   =============

Securities Sold Short                      Level 1        Level 2          Level 3         Total
----------------------------------------------------------------------------------------------------
  Common Stock .....................   $(1,821,977)      $     --       $       --   $  (1,821,977)
  Registered Investment Companies ..    (1,962,491)            --               --      (1,962,491)
                                       ------------      --------       ----------   -------------
Total Liabilities ..................   $(3,784,468)      $     --       $       --   $  (3,784,468)
                                       ============      ========       ==========   =============

Other Financial Instruments^               Level 1        Level 2          Level 3         Total
----------------------------------------------------------------------------------------------------
  Futures Contracts ................   $   (33,210)      $     --       $       --   $     (33,210)
                                       ------------      --------       ----------   --------------
Total Other Financial Instruments ..   $   (33,210)      $     --       $       --   $     (33,210)
                                       ============      ========       ==========   ==============

^ Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    The accompanying notes are an integral part of the financial statements.

O'C
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 2015
                                                                  (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME:
Dividends (net of dividend withholding of $1,345) ..............     $   32,732
Interest .......................................................            128
                                                                     -----------
      Total investment income ..................................         32,860
                                                                     -----------
EXPENSES:
Administrator fees (Note 3) ....................................         74,801
Investment advisory fees (Note 3) ..............................         70,114
Trustees' fees (Note 3) ........................................         37,491
Transfer agent fees (Note 3) ...................................         13,992
Chief compliance officer fees (Note 3) .........................          4,986
Offering costs .................................................        143,823
Legal fees .....................................................         43,879
Audit fees .....................................................         14,211
Dividend expense on securities sold short ......................         37,069
Printing fees ..................................................         14,959
Custodian fees .................................................         11,950
Tax service fees ...............................................         12,466
Registration fees ..............................................          6,535
Stock loan fees ................................................          6,440
Interest expense ...............................................            259
Other operating expenses .......................................         13,694
                                                                     -----------
      Total operating expenses .................................        506,669
                                                                     -----------
          Less: Investment advisory fees waived ................        (70,114)
                 Expenses reimbursed by adviser ................       (299,720)
                                                                     -----------
          Net expenses .........................................        136,835
                                                                     -----------
          NET INVESTMENT LOSS ..................................       (103,975)
                                                                     -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized loss on investments ...............................        (91,977)
Net realized loss on securities sold short .....................        (89,193)
Net realized loss on futures contracts .........................        (71,858)
Net change in unrealized appreciation on investments ...........        409,093
Net change in unrealized depreciation on securities sold short .       (152,048)
Net change in unrealized depreciation on futures contracts .....        (54,360)
.................................................................     -----------
Net realized and change in unrealized gain (loss) ..............        (50,343)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $ (154,318)
                                                                     ===========





    The accompanying notes are an integral part of the financial statements.

O'C
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                   FOR THE            FOR THE
                                                                              SIX MONTHS ENDED      PERIOD ENDED
                                                                               MARCH 31, 2015       SEPTEMBER 30,
                                                                                 (UNAUDITED)            2014*
                                                                              ------------------------------------
OPERATIONS:
  Net investment loss .......................................................  $  (103,975)        $   (19,469)
  Net realized loss on investments, securities sold short and futures
    contracts ...............................................................     (253,028)            (59,473)
  Net change in unrealized appreciation (depreciation) on investments,
    securities sold short and futures contracts .............................      202,685              38,650
                                                                                -----------        ------------
Net decrease in net assets resulting from operations ........................     (154,318)            (40,292)
                                                                                -----------        ------------
  CAPITAL SHARE TRANSACTIONS
    CLASS A SHARES:
  Shares issued .............................................................    3,409,450           4,202,500
  Shares redeemed ...........................................................      (75,410)                 --
                                                                                -----------        ------------
Net increase in net assets resulting from capital share transactions ........    3,334,040           4,202,500
                                                                                -----------        ------------
Total increase in net assets ................................................    3,179,722           4,162,208
                                                                                -----------        ------------
NET ASSETS:
  Beginning of period .......................................................    4,262,208             100,000
                                                                                -----------        ------------
  End of period (including accumulated net investment loss of $(123,403)
    and $(19,428), respectively) ............................................  $ 7,441,930         $ 4,262,208
                                                                                ===========        ============
  SHARES ISSUED AND REDEEMED
    CLASS A SHARES:
  Shares issued .............................................................        3,505               4,204
  Shares redeemed ...........................................................          (78)                 --
                                                                                -----------        ------------
Net increase in share transactions ..........................................        3,427               4,204
                                                                                ===========        ============

*     Fund commenced operations on August 1, 2014.

    The accompanying notes are an integral part of the financial statements.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

O'Connor EQUUS (the "Fund") is a non-diversified, closed-end management investment company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust on February 4, 2014 (the "Declaration of Trust"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a continuously offered (on a monthly basis) fund that is operated as an interval fund under Rule 23c-3 of the 1940 Act. The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation in the value of its assets. The Fund utilizes a U.S.-centric equity-based long/ short investment strategy, which generally has a low correlation to the equity markets. The Fund offers a single class of shares of beneficial interest ("shares") designated as Class A shares to investors eligible to invest in the Fund.

UBS O'Connor LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the Global Asset Management division within UBS. The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP").

USE OF ESTIMATES

The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures in these financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AT THE DATE OF THE FINANCIAL STATEMENTS

The Fund generally uses market quotations and valuations provided by independent pricing services for the valuation of investment securities. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, the Fund's valuation committee (the "Valuation Committee") will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board"). Examples of situations where the Adviser may determine that the market price of a security is unreliable include, but are not limited to: if a security or other asset or liability does not have a price source due to its lack of liquidity, if the Adviser believes a market quotation from a broker-dealer or other source is unreliable, or where the security or other asset or other liability is thinly traded. The Valuation Committee's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Valuation Committee assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The three levels of the fair value hierarchy are as follows:

Level 1 -- Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -- Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 -- Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedule of Investments and Securities Sold Short.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Fund's policy to recognize transfers into and out of Levels at the end of the reporting period. There were no Level 3 assets and liabilities as of and for the period ended March 31, 2015.

For the period ended March 31, 2015, there were no significant changes to the Fund's fair value methodologies.

SECURITIES SOLD SHORT

The Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to the Fund's investment strategy, the Adviser may have a net short exposure in the portfolio.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

The Fund had prime brokerage borrowings throughout the period ended March 31, 2015 as follows:


       MAXIMUM              AVERAGE          EFFECTIVE INTEREST
   AMOUNT BORROWED    OUTSTANDING BALANCE        RATE PAID         INTEREST PAID
--------------------------------------------------------------------------------
   $  562,763            $  29,477                 0.14%              $    58

FUTURES CONTRACTS

The Fund may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market. Generally, these investments may be made for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. In addition, the Fund may enter into futures contracts for non-hedging purposes, (i.e. -- to increase total return). The ability of the Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 2% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contracts.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the case of stock index futures contracts, the price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. Thus, successful use of stock index futures contracts by the Fund is subject to the Adviser's ability to correctly predict movements in the direction of the market.

The volume of future contracts based on daily notional amounts during the period ended March 31, 2015, was as follows:

O'CONNOR EQUUS                                                 FUTURES
--------------------------------------------------------------------------------
Average Notional Amount Outstanding .....................  $ (1,837,459)
Highest Notional Amount Outstanding .....................    (2,063,020)
Lowest Notional Amount Outstanding ......................    (1,427,340)
Notional Amount Outstanding as of March 31, 2015 ........    (1,920,233)

All futures contracts held during the six months ended March 31, 2015 had equity risk exposure. The realized and unrealized gain (loss) from futures contracts are disclosed separately on the Statement of Operations.

SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis. Realized gains and losses are calculated on the identified cost basis.

ORGANIZATION AND OFFERING COSTS

Organization costs have been expensed as incurred in accordance with U.S. GAAP. The Adviser has reimbursed the Fund for such organization costs, and such reimbursement is subject to recapture by the Adviser as discussed in Note 3. Offering costs, consisting of the initial prospectus and registration of the Fund, will be paid by the Fund and amortized over the first 12 months of operations. At March 31, 2015, there is $97,314 in offering costs left to be amortized.

3. TRANSACTIONS WITH AFFILIATES

The Fund may effect brokerage or other agency transactions with UBS Investment Bank, a registered broker-dealer and an affiliate of the Adviser. The Fund pays brokerage commissions or related charges that are consistent with the applicable requirements of the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended March 31, 2015, the Fund incurred $448 in commissions and other charges on investment transactions with UBS Investment Bank.

The Adviser paid certain offering costs on behalf of the Fund, which are reflected as payable due to Adviser on the Statement of Assets and Liabilities.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

4. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays to the Adviser a monthly fee at the annual rate of 2.00%, which will be applied to the Fund's monthly average net assets.

The Fund pays to the Adviser a performance-based incentive fee (the "Incentive Fee"), quarterly in arrears, generally accrued as of the end of each business day, equal to 20% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Unrecouped Investment Losses (as defined below) as of the end of the previous calendar quarter. There was no incentive fee charged during the six months ended March 31, 2015.

The term "Investment Profits" refers to an increase in the net asset value ("NAV") of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting Fund expenses other than any accrued Incentive Fee for the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Unrecouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities during the calendar quarter (after deducting Fund expenses other than any accrued Incentive Fee for the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser and/or its affiliates has contractually agreed to reimburse the Fund's expenses in order to keep the Fund's other fund operating expenses (exclusive of interest from borrowing, brokerage commissions, legal fees in connection with due diligence on Fund portfolio transactions, acquired fund fees and expenses, taxes and other non-routine expenses not incurred in the ordinary course of the Fund's business) from exceeding an annual rate of 0.65% of monthly average net assets. This reimbursement agreement shall remain in effect until at least one year from the date of the Fund's prospectus, and will continue thereafter for one year periods until terminated by the Board or terminated by the Adviser, upon thirty (30) days prior notice to the Fund, effective as of the close of business on the last day of such one year period. If, at any point, the Fund's other fund operating expenses (not including the excluded expense referenced above) are below the contractual cap, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund's other fund operating expenses (not including the excluded expenses referenced above) and the contractual cap to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which the reimbursement agreement was in place. As of March 31, 2015, the amount subject to recapture by the Adviser is $410,015 and $369,834, expiring in 2017 and 2018, respectively. This amount includes $87,500 of organization costs reimbursed by the Adviser in connection with the organization of the Fund. Such amount subject to recapture represents previously waived fees and reimbursed expenses.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

SEI Investments Global Fund Services (the "Administrator") serves as the Fund's administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Fund's monthly average net assets, subject to a minimum annual fee.

Union Bank, N.A., (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement. Atlantic Fund Services, LLC (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

DISTRIBUTION AGREEMENT

SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Co., and an affiliate of the Administrator (the "Distributor"), serves as the Fund's distributor pursuant to a distribution agreement.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, purchases and sales of investments, excluding short-term investments and securities sold short, totaled $5,917,971 and $5,087,450, respectively.

6. FEDERAL TAX INFORMATION

It is the Fund's intention to comply with all requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

These reclassifications have no impact on net assets or net asset value per share.

As of September 30, 2014, the components of Distributable Earnings on a tax basis were as follows:

     Capital Loss Carryforwards ............................   $    (7,672)
     Current-Year Late-Year Loss Deferral ..................        (9,172)
     Other Temporary Differences ...........................       (23,448)
                                                               ------------
     Total Distributable Earnings (Accumulated Loss) .......   $   (40,292)
                                                               ============

Other temporary differences are primarily mark to market gain from open futures, unrealized gain/losses and capitalized dividend expense associated with short sale transactions.

For Federal Income Tax purposes, the Fund may carry forward net short term capital loss of $5,136 and net long term capital loss of $2,536 to offset future capital gains, which is not subject to expiration.

Qualified late year losses are deemed to arise on the first business day of the Fund's next taxable year. For the period ended September 30, 2014, the Fund incurred and elected to defer qualified late year losses in the amount of $9,172.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund, excluding securities sold short, at March 31, 2015, were as follows:


                      AGGREGATE GROSS      AGGREGATE GROSS
                         UNREALIZED           UNREALIZED        NET UNREALIZED
FEDERAL TAX COST        APPRECIATION         DEPRECIATION        APPRECIATION
--------------------------------------------------------------------------------
 $  5,111,359          $  566,289           $ (183,714)          $  382,575


ASC ("Accounting Standards Codification") 740-10 "Income Taxes--Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of March 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund's policy to record any significant foreign tax exposures in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. As of and during the period ended March 31, 2015, the Fund did not incur any interest or penalties. Capital gains realized by the Fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

7. RISKS

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV and ability to meet its investment objective.

INVESTMENT AND MARKET RISK -- An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an investment in a portfolio of long and short positions in U.S.-Linked Securities and other investments, and the value of these investments may fluctuate. At any point in time, an investment in the Fund's shares may be worth less than the original amount invested.

SHORT SALES RISK -- The Fund may make short sales of securities. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

EXCHANGE TRADED FUNDS -- Subject to the limitations of the 1940 Act, the Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depository receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector, or international. However, ETF shareholders are generally subject to the same risk as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. In addition, the Fund may bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (e.g., Management Fee, Incentive Fee and operating expenses), shareholders may also indirectly bear similar expenses of an ETF.

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O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

7. RISKS (CONTINUED)

SMALL AND MEDIUM CAPITALIZATION RISK -- Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the counter or listed on an exchange.

NON-DIVERSIFICATION -- The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

8. CAPITAL SHARES

Class A shares of beneficial interest in the Fund were offered during an initial offering period ending on August 1, 2014. During the initial offering period, Class A shares were offered at the offering price, which was $1,000.00. Investments in the Fund may be subject to a one time placement fee (a "Placement Fee") of up to 2.00%, subject to waiver or adjustment for certain shareholders or under certain conditions. The Placement Fee is in addition to the subscription price for shares and will not form a part of a shareholder's investment in the Fund. The placement fee is paid to UBS Financial Services, Inc. ("UBSFS"), an affiliate of the Adviser. UBSFS serves as the sub-distributor of the Fund, pursuant to a sub-distribution agreement. As of March 31, 2015, $4,725 in placement fees has been paid to UBSFS. No Placement Fee was charged on the initial capital contributions aggregating $100,000. The shares are currently offered on a continuous basis monthly (generally as of the first business day of each month) at NAV plus the Placement Fee.

For each shareholder, the Fund requires a minimum initial investment of $50,000 and minimum subsequent investments of $10,000. The Fund may waive these minimum investment requirements for one or more shareholders in its sole discretion.

During the six-month period ended March 31, 2015, the Fund had Repurchase Offers as follows:


                        REPURCHASE             % OF              NUMBER OF
REPURCHASE DATE        OFFER AMOUNT      SHARES TENDERED      SHARES TENDERED
--------------------------------------------------------------------------------
December 31, 2014          15%                0.0%                   0
March 31, 2015             15                 1.0                   78

For each repurchase offer, the Fund will offer to repurchase 5% of its total outstanding shares (including all classes of shares), unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that a shareholder will be able to sell shares in an amount or at the time that such shareholder desires.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      FOR THE
                                                                                    SIX MONTH                FOR THE
                                                                                   PERIOD ENDED           PERIOD ENDED
                                                                                  MARCH 31, 2015          SEPTEMBER 30,
CLASS A SHARES                                                                      (UNAUDITED)               2014*
                                                                                  -------------------------------------

Net asset value, beginning of period ...........................................  $     990.24            $ 1,000,000
                                                                                  ------------            -----------
LOSS FROM INVESTMENT OPERATIONS:
   Net investment loss(1) ......................................................        (14.12)                 (5.08)
   Net realized and unrealized loss on investment transactions .................        (13.48)                 (4.68)
                                                                                  ------------            -----------
   Total from investment operations ............................................        (27.60)                 (9.76)
                                                                                  ------------            -----------
NET ASSET VALUE, END OF PERIOD .................................................  $     962.64            $    990.24
                                                                                  ============            ===========
TOTAL RETURN: ..................................................................         (2.79)%+               (0.98)%+
                                                                                  ============            ===========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000) ................................................  $      7,442            $     4,262
                                                                                  ============            ===========

Ratio of net expenses to average net assets, including
  dividend expense and stock loan fee ..........................................           4.15%**++             4.58**++
Ratio of total expenses to average net assets, including
  dividend expense and stock loan fee ..........................................           15.36%**             55.51**
Ratio of net investment loss to average net assets .............................           (3.15)%**            (3.06)**
Portfolio turnover .............................................................              89%***                9%***

*    Fund commenced operations on August 1, 2014.
**   Annualized.
***  Not annualized.
++ Ratio would have been 2.82% if dividend and interest expense on securities sold short and stock loan fees had been excluded.
+ Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been reimbursed by the Adviser during the period.
(1) Net Investment Loss per share was calculated using average shares for the period.

11. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

O"C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2014 to March 31, 2015).

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.

O'C
March 31, 2015 (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

                                  BEGINNING           ENDING
                                ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED         EXPENSES PAID
                                   10/1/14            3/31/15         EXPENSE RATIOS      DURING PERIOD(1)
                           ----------------------------------------------------------------------------------
O'CONNOR EQUUS
  Actual Fund Return            $1,000.00          $    972.51            4.15%+              $20.41
  Hypothetical 5% Return        $1,000.00          $  1,004.24            4.15%               $20.74

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period).

+ The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period.

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


                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                              O'CONNOR EQUUS FUND
                               Three Canal Plaza
                               Portland, Me 04101

                              INVESTMENT ADVISER:
                               UBS O'Connor, LLC
                      One North Wacker Drive, 32nd Floor C
                                hicago, IL 60606

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2005 Market Street, Suite 700
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

OCO-SA-001-0100

ITEM 2.     CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.     SCHEDULE OF INVESTMENTS

(a) Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable for semi-annual report.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.   EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as EX-99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               O'Connor EQUUS

                                           /s/ Nicholas Vagra
By (Signature and Title)*                  -----------------------------------
                                           Nicholas Vagra, President
                                           (Principal Executive Officer)

Date:  June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           /s/ Nicholas Vagra
By (Signature and Title)*                  ------------------------------------
                                           Nicholas Vagra, President
                                           (Principal Executive Officer)

Date: June 5, 2015


By (Signature and Title)*                  /s/  Robert Kerns
                                           -------------------------------------
                                           Robert Kerns, Chief Financial Officer
                                           (Principal Financial Officer)

Date: June 5, 2015

* Print the name and title of each signing officer under his or her signature.